SHARE-BASED COMPENSATION - Schedule of Non-vested Restricted Stock Units Activity (Details) - $ / shares		12 Months Ended
	Jan. 17, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2021 Plan
SHARE-BASED COMPENSATION
Weighted average grant date fair value, Outstanding		$ 14.12
Weighted average grant date fair value, Granted		2.70
Weighted average grant date fair value, Forfeited		7.64
Weighted average grant date fair value, Outstanding		$ 1.76	$ 14.12
2019 plan
SHARE-BASED COMPENSATION
Numbers of shares, Outstanding		48,000
Vested		(24,000)
Numbers of shares, Outstanding		24,000	48,000
2018 Plan
SHARE-BASED COMPENSATION
Granted	11,005,888
Restricted shares | 2020 Plan
SHARE-BASED COMPENSATION
Numbers of shares, Outstanding		1,481,791	4,079,618
Granted		755,734
Vested		(720,232)	(4,048,000)
Forfeited		(270,482)
Numbers of shares, Outstanding		1,246,811	1,481,791	4,079,618
Weighted average grant date fair value, Outstanding		$ 17.80
Weighted average grant date fair value, Granted		10.11
Weighted average grant date fair value, Vested		19.71
Weighted average grant date fair value, Forfeited		14.52
Weighted average grant date fair value, Outstanding		$ 2.98	$ 17.80
Restricted shares | 2021 Plan
SHARE-BASED COMPENSATION
Numbers of shares, Outstanding		1,656,253
Granted		821,215
Vested		(1,139,587)
Forfeited		(301,908)
Numbers of shares, Outstanding		1,035,973	1,656,253
Weighted average grant date fair value, Outstanding		$ 26.45
Weighted average grant date fair value, Granted		9.18
Weighted average grant date fair value, Vested		26.41
Weighted average grant date fair value, Forfeited		17.85
Weighted average grant date fair value, Outstanding		$ 5.19	$ 26.45
Restricted shares | 2018 Plan
SHARE-BASED COMPENSATION
Vested				(565,200)
Weighted average grant date fair value, Vested			$ 1.00	$ 1.00